OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [Abstract]
Schedule of Revenues and Operating Loss by Segments
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2025

Revenues	$901	$2,166	$-	$160	$3,227

Operating loss	$(2,378)	$(280)	$(1,972)	$(1,468)	$(6,098)

Net financing income					$732

Share of loss from equity accounted investment					$(66)

Loss before taxes on income					$(5,432)

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2024 (*)

Revenues	$1,838	$196	$77	$183	$2,294

Operating loss	$(2,513)	$(1,225)	$(4,000)	$(1,666)	$(9,404)

Net financing income					$373

Share of loss from equity accounted investment					$(20)

Loss before taxes on income					$(9,051)

Schedule of Major Customers
	Six months ended June 30,
	2025	2024 (*)
	Unaudited

Customer A (shareholder of a subsidiary)	11%	17%
Customer B	63%	-
Customer C	14%	58%

Schedule of Geographical Information
	Six months ended June 30,
	2025	2024(*)
	Unaudited

United States	11%	19%
Europe	18%	61%
Israel	8%	14%
Africa	63%	6%

	100%	100%

Schedule of Percentage of Non-Current Assets
	June 30, 2025	December 31, 2024
	Unaudited	Audited

United States	-	74%
Israel	100%	26%

	100%	100%